Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating Expenses
Salaries and wages	$ 768,226	$ 280,929	$ 1,322,053	$ 905,708	$ 1,237,438	$ 4,156,763
Professional fees	416,484	756,363	920,257	1,218,041	1,505,586	664,398
General and administrative	98,519	123,700	351,474	345,971	442,394	608,384
Warrant Expense	0	0	6,769,562	0	0	0
Impairment of assets under construction	0	0	0	0	244,284	6,978,457
Total Operating Expenses	1,283,229	1,160,992	9,363,346	2,469,720	3,429,702	12,408,002
Loss from Operations	(1,283,229)	(1,160,992)	(9,363,346)	(2,469,720)	(3,429,702)	(12,408,002)
Other Expenses
Interest Expense and amortization of debt discount	(239,392)	(1,820,835)	(522,486)	(2,527,115)	(2,678,415)	(976,632)
Interest Income	8	0	42	0	0	0
Loss on settlement of debt	(728,328)	0	(728,328)	0	0	0
Total Other Expense	(967,712)	(1,820,835)	(1,250,772)	(2,527,115)	(2,678,415)	(976,632)
Loss Before Income Taxes	(2,250,941)	(2,981,827)	(10,614,118)	(4,996,835)	(6,108,117)	(13,384,634)
Provision for Income Taxes	0	0	0	0	0	0
Net Loss	$ (2,250,941)	$ (2,981,827)	$ (10,614,118)	$ (4,996,835)	$ (6,108,117)	$ (13,384,634)
Net Loss per Common Share Basic and Diluted	$ (0.02)	$ (0.04)	$ (0.10)	$ (0.06)	$ (0.07)	$ (0.17)
Weighted Average Number of Common Shares Outstanding	114,366,529	84,993,246	109,857,231	83,236,245	83,236,245	79,783,925